UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

July 31, 2005                                                        (Unaudited)


                                                      Value
HGK EQUITY VALUE FUND                  Shares         (000)

-------------------------------------------------------------
COMMON STOCK (96.9%)
AEROSPACE & DEFENSE (2.6%)
  General Dynamics                       2,700       $   311
                                                     -------
AGRICULTURAL OPERATIONS (2.1%)
  Archer-Daniels-Midland                10,600           243
                                                     -------
BANKS (8.7%)
  Bank of America                        6,100           266
  JPMorgan Chase                         6,500           228
  US Bancorp                             9,300           280
  Washington Mutual                      6,100           259
                                                     -------
                                                       1,033
                                                     -------
BEAUTY PRODUCTS (2.0%)
  Colgate-Palmolive                      4,400           233
                                                     -------
CHEMICALS (1.1%)
  Dow Chemical                           2,800           134
                                                     -------
COMPUTERS & SERVICES (5.5%)
  Computer Sciences*                     4,200           192
  First Data                             4,900           202
  Hewlett-Packard                       10,300           254
                                                     -------
                                                         648
                                                     -------
DRUGS (5.0%)
  Merck                                  7,900           245
  Pfizer                                12,900           342
                                                     -------
                                                         587
                                                     -------
ELECTRICAL SERVICES (2.1%)
  PG&E                                   6,500           245
                                                     -------
FINANCIAL SERVICES (6.5%)
  CIT Group                              1,500            66
  Citigroup                              6,000           261
  Fannie Mae                             4,200           235
  Morgan Stanley                         4,000           212
                                                     -------
                                                         774
                                                     -------
FOOD, BEVERAGE & TOBACCO (4.7%)
  Albertson's                            9,700           207
  Anheuser-Busch                         3,300           146
  Sara Lee                              10,200           203
                                                     -------
                                                         556
                                                     -------
HEALTH CARE (2.4%)
  Medtronic                              5,200           281
                                                     -------
INSURANCE (4.1%)
  Allstate                               4,200           257



                                                      Value
                                       Shares         (000)

-------------------------------------------------------------
INSURANCE (CONTINUED)
  American International
      Group                              3,700       $   223
                                                     -------
                                                         480
                                                     -------
MACHINERY (7.8%)
  Eaton                                  2,800           183
  Fortune Brands                         2,300           218
  Ingersoll-Rand, Cl A                   3,300           258
  Johnson Controls                       4,600           264
                                                     -------
                                                         923
                                                     -------
MEDICAL PRODUCTS & SERVICES (7.9%)
  Cardinal Health                        4,800           286
  Fisher Scientific
      International*                     2,800           188
  Johnson & Johnson                      4,600           294
  Laboratory Corp of America
      Holdings*                          3,300           167
                                                     -------
                                                         935
                                                     -------
METALS (2.4%)
  Alcoa                                  3,300            92
  Phelps Dodge                           1,800           192
                                                     -------
                                                         284
                                                     -------
PAPER & PAPER PRODUCTS (2.2%)
  Kimberly-Clark                         2,300           147
  MeadWestvaco                           3,700           108
                                                     -------
                                                         255
                                                     -------
PETROLEUM & FUEL PRODUCTS (2.3%)
  Burlington Resources                   4,200           269
                                                     -------
PETROLEUM REFINING (12.7%)
  Amerada Hess                           3,700           436
  Chevron                                5,000           290
  ConocoPhillips                         6,300           394
  Marathon Oil                           6,500           380
                                                     -------
                                                       1,500
                                                     -------
PRINTING & PUBLISHING (1.8%)
  Gannett                                2,900           212
                                                     -------
RAILROADS (1.4%)
  Norfolk Southern                       4,600           171
                                                     -------
RESTAURANTS (1.0%)
  McDonald's                             3,700           115
                                                     -------
RETAIL (1.9%)
  Limited Brands                         9,300           227
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS (3.0%)
  Intel                                  6,500           176

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

July 31, 2005                                                        (Unaudited)



                                                      Market
                                    Shares/Face       Value
HGK EQUITY VALUE FUND               Amount (000)      (000)

-------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (CONTINUED)
  Texas Instruments                      5,600       $   178
                                                     -------
                                                         354
                                                     -------
SPECIALTY CONSTRUCTION (1.6%)
  Masco                                  5,700           193
                                                     -------
TELEPHONES & TELECOMMUNICATIONS (4 1%)
  BellSouth                              6,500           179
  SBC Communications                    12,600           308
                                                     -------
                                                         487
                                                     -------
TOTAL COMMON STOCK
  (Cost $10,110)                                      11,450
                                                     -------


REPURCHASE AGREEMENT (2.6%)
Morgan Stanley
  3.000%, dated 07/29/05,
  to be repurchased on
  08/01/05, repurchase
  price $308,330
  (collateralized by a
  U.S. Treasury Bond, par
  value $255,600, 6.000%,
  02/15/26; total market
  value $314,426)                        $ 308           308
                                                     -------
TOTAL REPURCHASE AGREEMENT
  (Cost $308)                                            308
                                                     -------

TOTAL INVESTMENTS (99.5%)
  (Cost $10,418)+                                    $11,758
                                                     =======

PERCENTAGES ARE BASED ON NET ASSETS OF $11,812,530
*   NON-INCOME PRODUCING SECURITY.
CL  CLASS

+ AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,424,330, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,846,318 AND $(512,233), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


HGK-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.